Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of key management compensation

Key management compensation	2019	2018	2017
Salaries, other short‑term employee benefits and post-employment benefits	1,156,427	522,163	133,180
Consulting fees	364,535	577,078	737,685
Share‑based compensation	1,434,190	2,019,430	595,835
	2,955,152	3,118,671	1,466,700